UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2008

1.808768.104

ANIF-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Distributors - 0.1%
LKQ Corp. (a)	264,300	$ 4,485
Diversified Consumer Services - 0.1%
K12, Inc.	15,686	416
Strayer Education, Inc.	58,100	11,635
		12,051
Hotels, Restaurants & Leisure - 1.9%
Ajisen (China) Holdings Ltd.	90,000	53
Chipotle Mexican Grill, Inc.:
Class A (a)	245,600	13,628
Class B (a)	26,228	1,226
McDonald's Corp.	2,182,327	134,650
Sodexho Alliance SA	88,200	5,203
Tim Hortons, Inc.	1,150,100	34,077
Yum! Brands, Inc.	136,900	4,464
		193,301
Household Durables - 0.5%
Desarrolladora Homex Sab de CV sponsored ADR (a)	126,600	5,598
Gafisa SA sponsored ADR (d)	1,021,100	26,242
Snap-On, Inc.	346,600	18,252
		50,092
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	530,900	38,628
HSN, Inc. (a)(d)	175,100	1,928
Priceline.com, Inc. (a)	135,200	9,252
		49,808
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	123,400	4,284
Media - 2.3%
CKX, Inc. (a)	41,529	256
Comcast Corp.:
Class A	55,700	1,093
Class A (special) (non-vtg.)	56,600	1,116
Interpublic Group of Companies, Inc. (a)	484,300	3,753
Liberty Media Corp. - Entertainment Class A (a)	720,000	17,978
Marvel Entertainment, Inc. (a)	68,000	2,322
Scripps Networks Interactive, Inc. Class A	382,000	13,870
Sirius XM Radio, Inc. (a)	1,537,500	876
The DIRECTV Group, Inc. (a)	729,400	19,088
The Walt Disney Co.	5,306,800	162,866
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Weinstein Co. III Holdings, LLC Class A-1 (f)	2,267	$ 1,700
VisionChina Media, Inc. ADR	200,900	2,955
		227,873
Multiline Retail - 0.0%
Dollar Tree, Inc. (a)	33,100	1,204
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A	89,200	3,519
Aeropostale, Inc. (a)	91,300	2,932
Fourlis Holdings SA	527,400	10,176
Gamestop Corp. Class A (a)	657,500	22,493
Gap, Inc.	57,700	1,026
H&M Hennes & Mauritz AB (B Shares)	21,500	880
J. Crew Group, Inc. (a)(d)	927,200	26,490
Talbots, Inc. (d)	273,706	3,586
The Buckle, Inc.	133,100	7,392
TJX Companies, Inc.	1,475,500	45,032
Urban Outfitters, Inc. (a)	500,900	15,964
		139,490
Textiles, Apparel & Luxury Goods - 1.6%
China Hongxing Sports Ltd.	6,000,000	1,274
Coach, Inc. (a)	34,800	871
Lululemon Athletica, Inc. (a)(d)	89,400	2,059
NIKE, Inc. Class B	2,229,500	149,154
Polo Ralph Lauren Corp. Class A	15,000	1,000
True Religion Apparel, Inc. (a)	100,000	2,585
Warnaco Group, Inc. (a)	55,300	2,505
		159,448
TOTAL CONSUMER DISCRETIONARY		842,036
CONSUMER STAPLES - 10.6%
Beverages - 3.2%
Boston Beer Co., Inc. Class A (a)(d)	40,700	1,933
Coca-Cola FEMSA SAB de CV sponsored ADR	119,600	6,035
Diageo PLC sponsored ADR	122,200	8,415
Fomento Economico Mexicano SA de CV sponsored ADR	311,900	11,896
PepsiCo, Inc.	1,600,000	114,032
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Pernod Ricard SA	83,600	$ 7,362
The Coca-Cola Co.	3,254,600	172,103
		321,776
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	570,800	37,062
Susser Holdings Corp. (a)	215,962	3,252
Tesco PLC	3,782,200	26,307
Wal-Mart Stores, Inc.	87,500	5,240
Walgreen Co.	239,100	7,403
		79,264
Food Products - 2.5%
Cadbury PLC	1,043,600	10,556
Campbell Soup Co.	191,600	7,396
General Mills, Inc.	560,900	38,545
Groupe Danone	454,500	32,227
H.J. Heinz Co.	466,800	23,326
Kellogg Co.	548,300	30,760
Kraft Foods, Inc. Class A	1,109,600	36,339
Nestle SA (Reg.)	973,553	42,078
Ralcorp Holdings, Inc. (a)	62,900	4,240
Smart Balance, Inc. (a)(d)	500,000	3,280
TreeHouse Foods, Inc. (a)	467,993	13,899
Wm. Wrigley Jr. Co.	98,500	7,821
		250,467
Household Products - 3.7%
Colgate-Palmolive Co.	1,357,700	102,303
Procter & Gamble Co.	3,822,567	266,395
		368,698
Personal Products - 0.2%
Avon Products, Inc.	48,900	2,033
Estee Lauder Companies, Inc. Class A	353,200	17,628
		19,661
Tobacco - 0.2%
Philip Morris International, Inc.	273,500	13,155
TOTAL CONSUMER STAPLES		1,053,021
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.1%
Energy Equipment & Services - 3.0%
Schlumberger Ltd. (NY Shares)	2,266,300	$ 176,975
Smith International, Inc.	1,920,569	112,622
Transocean, Inc. (a)	111,947	12,296
		301,893
Oil, Gas & Consumable Fuels - 7.1%
BG Group PLC sponsored ADR	245,400	22,209
Birchcliff Energy Ltd. (a)	733,200	6,330
Canadian Natural Resources Ltd.	688,400	47,213
Canadian Oil Sands Trust	218,600	7,960
Chesapeake Energy Corp.	1,394,799	50,017
Devon Energy Corp.	135,200	12,330
EnCana Corp.	2,236,000	142,765
Energy Transfer Equity LP	50,800	1,105
EOG Resources, Inc.	902,600	80,747
Exxon Mobil Corp.	1,226,302	95,235
Hess Corp.	285,600	23,442
Ivanhoe Energy, Inc. (a)	962,400	1,329
Murphy Oil Corp.	157,400	10,096
Noble Energy, Inc.	1,202,500	66,847
Occidental Petroleum Corp.	283,600	19,980
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,643,800	72,245
Petroplus Holdings AG	474,912	18,168
Quicksilver Resources, Inc. (a)	136,400	2,678
Reliance Industries Ltd.	100,406	4,233
SandRidge Energy, Inc.	183,100	3,589
Southern Union Co.	41,200	851
Southwestern Energy Co. (a)	389,200	11,886
Whiting Petroleum Corp. (a)	18,500	1,318
		702,573
TOTAL ENERGY		1,004,466
FINANCIALS - 13.0%
Capital Markets - 1.4%
Bank of New York Mellon Corp.	335,950	10,945
BlackRock, Inc. Class A	92,200	17,933
Charles Schwab Corp.	2,851,500	74,139
Franklin Resources, Inc.	22,200	1,956
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	194,700	$ 24,922
Northern Trust Corp.	75,900	5,480
		135,375
Commercial Banks - 4.2%
Banco Bradesco SA (PN) sponsored ADR	462,050	7,439
Banco de Chile sponsored ADR (d)	20,000	800
Banco do Brasil SA	723,400	8,510
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	503,550	8,812
Banco Santander SA sponsored ADR	1,697,400	25,495
Bank of China (H Shares)	24,262,000	9,402
Bank of Hawaii Corp.	39,800	2,127
Bank of Nova Scotia	186,300	8,401
Center Financial Corp., California	50,000	639
Cullen/Frost Bankers, Inc.	56,100	3,366
HSBC Holdings PLC sponsored ADR	362,100	29,269
PNC Financial Services Group, Inc.	283,900	21,207
Royal Bank of Canada	326,900	15,510
Standard Chartered PLC (United Kingdom)	1,040,628	25,607
Toronto-Dominion Bank	320,200	19,277
U.S. Bancorp, Delaware	777,600	28,009
Uniao de Bancos Brasileiros SA (Unibanco) GDR	99,200	10,011
Wells Fargo & Co.	5,250,600	197,055
		420,936
Consumer Finance - 0.3%
American Express Co.	762,800	27,026
Capital One Financial Corp.	60,000	3,060
		30,086
Diversified Financial Services - 2.1%
Bank of America Corp.	633,500	22,173
BM&F BOVESPA SA	485,900	2,140
Govi High Power Exploration, Inc. warrants 1/1/49 (a)(f)	2,750,000	5,500
IntercontinentalExchange, Inc. (a)	11,800	952
JPMorgan Chase & Co.	3,713,400	173,416
MSCI, Inc. Class A	108,100	2,594
		206,775
Insurance - 4.9%
ACE Ltd.	526,700	28,510
Admiral Group PLC	425,900	7,832
Arch Capital Group Ltd. (a)	138,900	10,144
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Assurant, Inc.	236,800	$ 13,024
Axis Capital Holdings Ltd.	304,000	9,640
Berkshire Hathaway, Inc. Class A (a)	2,657	347,009
Fairfax Financial Holdings Ltd.	15,400	4,936
Loews Corp.	173,300	6,844
The Chubb Corp.	1,089,900	59,836
		487,775
Real Estate Management & Development - 0.0%
FX Real Estate & Entertainment, Inc. (a)(d)	8,305	9
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	599,000	11,052
TOTAL FINANCIALS		1,292,008
HEALTH CARE - 15.1%
Biotechnology - 5.7%
Acorda Therapeutics, Inc. (a)	116,300	2,774
Alexion Pharmaceuticals, Inc. (a)	249,100	9,790
Amgen, Inc. (a)	89,000	5,275
Biogen Idec, Inc. (a)	179,200	9,012
BioMarin Pharmaceutical, Inc. (a)	31,200	826
Celgene Corp. (a)	656,800	41,562
Cougar Biotechnology, Inc. (a)	693,961	23,171
CSL Ltd.	504,267	15,276
Genentech, Inc. (a)	3,239,300	287,261
Genmab AS (a)	62,600	3,588
Genzyme Corp. (a)	51,900	4,198
Gilead Sciences, Inc. (a)	2,858,500	130,290
GTx, Inc. (a)(d)	155,409	2,956
Human Genome Sciences, Inc. (a)	59,800	380
MannKind Corp. (a)(d)	687,927	2,655
MannKind Corp. (a)	149,406	577
MannKind Corp. warrants 8/3/10 (a)(f)	29,881	42
Martek Biosciences (a)	59,300	1,863
Medarex, Inc. (a)(d)	664,200	4,297
Myriad Genetics, Inc. (a)	47,500	3,082
OSI Pharmaceuticals, Inc. (a)	24,700	1,217
Savient Pharmaceuticals, Inc. (a)	336,700	5,020
Seattle Genetics, Inc. (a)	94,500	1,011
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Targacept, Inc. (a)	841,800	$ 4,891
United Therapeutics Corp. (a)	61,800	6,500
		567,514
Health Care Equipment & Supplies - 3.8%
Alcon, Inc.	412,500	66,623
Baxter International, Inc.	279,400	18,337
Becton, Dickinson & Co.	603,500	48,437
C.R. Bard, Inc.	412,299	39,115
China Medical Technologies, Inc. sponsored ADR (d)	163,000	5,311
Covidien Ltd.	1,204,177	64,737
DENTSPLY International, Inc.	790,000	29,657
Edwards Lifesciences Corp. (a)	349,000	20,158
Gen-Probe, Inc. (a)	115,700	6,138
Intuitive Surgical, Inc. (a)	25,000	6,025
Medtronic, Inc.	210,000	10,521
Mindray Medical International Ltd. sponsored ADR	169,700	5,724
NuVasive, Inc. (a)	153,500	7,572
Smith & Nephew PLC	80,300	848
St. Jude Medical, Inc. (a)	326,900	14,217
Stryker Corp.	403,400	25,132
Varian Medical Systems, Inc. (a)	211,900	12,106
Zoll Medical Corp. (a)	39,732	1,300
		381,958
Health Care Providers & Services - 0.6%
Amedisys, Inc. (a)(d)	84,300	4,103
Genoptix, Inc.	317,183	10,362
HealthSouth Corp. (a)	54,700	1,008
Henry Schein, Inc. (a)	91,400	4,921
Medco Health Solutions, Inc. (a)	970,000	43,650
		64,044
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	66,400	885
Covance, Inc. (a)	54,500	4,818
ICON PLC sponsored ADR	716,226	27,396
Illumina, Inc. (a)	103,800	4,207
Lonza Group AG	7,597	953
Medivation, Inc. (a)(d)	100,300	2,654
PAREXEL International Corp. (a)	122,800	3,519
QIAGEN NV (a)	143,700	2,835
Sequenom, Inc. (a)(d)	100,200	2,667
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Techne Corp. (a)	153,000	$ 11,034
Thermo Fisher Scientific, Inc. (a)	88,700	4,879
Waters Corp. (a)	229,600	13,358
		79,205
Pharmaceuticals - 4.2%
Abbott Laboratories	2,021,000	116,369
Bayer AG	108,700	7,958
Endo Pharmaceuticals Holdings, Inc. (a)	585,500	11,710
Johnson & Johnson	2,669,400	184,936
Merck & Co., Inc.	575,400	18,160
Novartis AG sponsored ADR	108,100	5,712
Novo Nordisk AS Series B	213,200	11,050
Pronova BioPharma ASA	1,000,000	3,305
Roche Holding AG (participation certificate)	229,683	35,958
Teva Pharmaceutical Industries Ltd. sponsored ADR	116,500	5,335
Vivus, Inc. (a)	633,510	5,030
Wyeth	236,100	8,722
		414,245
TOTAL HEALTH CARE		1,506,966
INDUSTRIALS - 5.5%
Aerospace & Defense - 0.8%
AeroVironment, Inc. (a)	90,400	2,888
Lockheed Martin Corp.	635,300	69,673
Stanley, Inc. (a)	77,900	2,875
Teledyne Technologies, Inc. (a)	80,100	4,579
		80,015
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,155,072	58,862
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	25,100	954
Covanta Holding Corp. (a)(d)	378,800	9,068
Fuel Tech, Inc. (a)	21,100	382
		10,404
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	816,100	44,322
Electrical Equipment - 1.2%
Cooper Industries Ltd. Class A	1,871,245	74,756
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Energy Conversion Devices, Inc. (a)(d)	251,500	$ 14,650
First Solar, Inc. (a)	26,400	4,987
Q-Cells AG (a)	94,700	7,938
Roper Industries, Inc.	12,900	735
SolarWorld AG	23,100	972
Sunpower Corp. Class A (a)	31,700	2,248
Vestas Wind Systems AS (a)	195,900	17,095
		123,381
Industrial Conglomerates - 0.0%
Hutchison Whampoa Ltd.	265,000	2,035
Machinery - 1.5%
Bucyrus International, Inc. Class A	167,500	7,484
Cummins, Inc.	14,800	647
Danaher Corp.	1,032,877	71,682
Deere & Co.	282,600	13,989
Flowserve Corp.	41,100	3,648
John Bean Technologies Corp. (a)	36,698	465
Kennametal, Inc.	109,600	2,972
PACCAR, Inc.	1,025,123	39,149
SPX Corp.	122,800	9,456
		149,492
Professional Services - 0.1%
Dun & Bradstreet Corp.	23,400	2,208
FTI Consulting, Inc. (a)	15,400	1,112
Robert Half International, Inc.	102,600	2,539
Seek Ltd.	1,000,000	4,139
Watson Wyatt Worldwide, Inc. Class A	18,800	935
		10,933
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	302,400	27,951
Canadian National Railway Co.	566,200	27,012
Norfolk Southern Corp.	83,200	5,509
		60,472
Trading Companies & Distributors - 0.1%
Fastenal Co.	119,500	5,902
TOTAL INDUSTRIALS		545,818
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	782,000	$ 17,642
Corning, Inc.	136,900	2,141
Nokia Corp. sponsored ADR	1,169,200	21,806
QUALCOMM, Inc.	2,640,300	113,454
Research In Motion Ltd. (a)	1,375,700	93,960
		249,003
Computers & Peripherals - 5.3%
Apple, Inc. (a)	2,097,000	238,345
Dell, Inc. (a)	1,545,500	25,470
Hewlett-Packard Co.	3,754,500	173,608
HTC Corp.	57,200	886
International Business Machines Corp.	754,200	88,211
Logitech International SA (a)	181,700	4,237
NCR Corp. (a)	108,900	2,401
		533,158
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	1,275,140	51,184
Flextronics International Ltd. (a)	34,900	247
FLIR Systems, Inc. (a)	1,323,600	50,853
Itron, Inc. (a)	30,200	2,674
Mettler-Toledo International, Inc. (a)	344,200	33,732
National Instruments Corp.	143,000	4,297
Tyco Electronics Ltd.	322,500	8,920
		151,907
Internet Software & Services - 3.9%
Baidu.com, Inc. sponsored ADR (a)	400	99
Constant Contact, Inc. (d)	157,900	2,695
Google, Inc. Class A (sub. vtg.) (a)	839,232	336,129
NHN Corp. (a)	41,319	5,300
Sohu.com, Inc. (a)	307,500	17,143
Telecity Group PLC	230,000	907
VeriSign, Inc. (a)	874,700	22,812
VistaPrint Ltd. (a)	31,000	1,018
		386,103
IT Services - 3.6%
Accenture Ltd. Class A	1,731,800	65,808
Alliance Data Systems Corp. (a)	53,800	3,410
CyberSource Corp. (a)	237,400	3,825
Fiserv, Inc. (a)	11,400	539
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Hewitt Associates, Inc. Class A (a)	131,400	$ 4,788
ManTech International Corp. Class A (a)	57,600	3,415
MasterCard, Inc. Class A	474,600	84,161
NeuStar, Inc. Class A (a)(d)	47,900	953
Paychex, Inc. (d)	120,400	3,977
The Western Union Co.	1,227,500	30,282
VeriFone Holdings, Inc. (a)(d)	287,000	4,747
Visa, Inc.	2,514,200	154,347
		360,252
Semiconductors & Semiconductor Equipment - 0.4%
Atheros Communications, Inc. (a)	28,983	683
Intel Corp.	754,450	14,131
LDK Solar Co. Ltd. sponsored ADR (a)	23,700	711
Monolithic Power Systems, Inc. (a)	7,500	130
ON Semiconductor Corp. (a)	488,000	3,299
Powertech Technology, Inc.	292,600	649
Samsung Electronics Co. Ltd.	35,622	16,324
Silicon Motion Technology Corp. sponsored ADR (a)(d)	168,600	789
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	311,114	2,915
Xilinx, Inc.	41,400	971
		40,602
Software - 4.4%
Activision Blizzard, Inc. (a)	7,815,400	120,592
Adobe Systems, Inc. (a)	1,901,306	75,045
Ansys, Inc. (a)	81,700	3,094
Autonomy Corp. PLC (a)	273,900	5,086
BMC Software, Inc. (a)	448,800	12,849
CA, Inc.	172,700	3,447
CommVault Systems, Inc. (a)	118,568	1,429
Concur Technologies, Inc. (a)	343,600	13,146
GSE Systems, Inc. (a)(d)	500,000	3,500
McAfee, Inc. (a)	1,029,200	34,952
Nintendo Co. Ltd.	50,900	21,610
Oracle Corp. (a)	3,146,750	63,910
Quality Systems, Inc. (d)	145,100	6,132
Salesforce.com, Inc. (a)	533,100	25,802
Solera Holdings, Inc. (a)	56,600	1,626
Ubisoft Entertainment SA (a)	321,500	22,357
Ultimate Software Group, Inc. (a)	350,039	9,451
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Utimaco Safeware AG	350,000	$ 7,243
VMware, Inc. Class A (a)	189,800	5,056
		436,327
TOTAL INFORMATION TECHNOLOGY		2,157,352
MATERIALS - 7.1%
Chemicals - 2.8%
Agrium, Inc. (d)	35,400	1,979
Ecolab, Inc.	550,100	26,691
Monsanto Co.	2,130,700	210,897
Olin Corp.	39,000	757
Praxair, Inc.	587,500	42,147
		282,471
Metals & Mining - 4.3%
Agnico-Eagle Mines Ltd.	574,500	31,359
Aquarius Platinum Ltd. (Australia)	1,348,614	6,085
ArcelorMittal SA (NY Shares) Class A	92,000	4,543
B2Gold Corp. (f)	200,000	94
B2Gold Corp.	814,500	383
B2Gold Corp. (e)	500,000	235
Barrick Gold Corp.	654,000	23,944
BHP Billiton Ltd. sponsored ADR	705,700	36,689
Eldorado Gold Corp. (a)	1,375,600	8,581
Fording Canadian Coal Trust	225,800	18,513
Franco-Nevada Corp.	868,100	16,352
Freeport-McMoRan Copper & Gold, Inc. Class B	449,500	25,554
Gammon Gold, Inc. (a)	165,800	1,176
Gerdau SA sponsored ADR	940,200	10,436
Goldcorp, Inc.	3,407,601	107,152
Impala Platinum Holdings Ltd.	137,200	2,800
Ivanhoe Mines Ltd. (a)	1,993,600	12,081
Kinross Gold Corp.	2,269,576	36,440
Newcrest Mining Ltd.	1,416,391	29,428
Nucor Corp.	84,900	3,354
POSCO sponsored ADR (d)	51,500	4,809
Randgold Resources Ltd. sponsored ADR	633,895	26,009
Red Back Mining, Inc. (a)	1,907,300	11,486
Rio Tinto PLC (Reg.)	59,700	3,747
Silver Bear Resources, Inc.	275,700	168
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Silvercorp Metals, Inc.	84,600	$ 248
Teck Cominco Ltd. Class B (sub. vtg.)	66,800	1,897
United States Steel Corp.	24,600	1,909
		425,472
TOTAL MATERIALS		707,943
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV Series L sponsored ADR (a)	645,000	29,902
Bharti Airtel Ltd. (a)	1,130,264	19,232
Idea Cellular Ltd. (a)	444,807	726
		49,860
UTILITIES - 0.2%
Electric Utilities - 0.1%
E.ON AG sponsored ADR	267,000	13,350
Multi-Utilities - 0.1%
YTL Corp. Bhd	2,133,100	3,905
Water Utilities - 0.0%
YTL Power International BHD	145,761	75
TOTAL UTILITIES		17,330
TOTAL COMMON STOCKS (Cost $8,802,338)		9,176,800
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (f)	541,260	3,870
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Light Sciences Oncology, Inc. (a)(f)	463,700	3,881
Light Sciences Oncology, Inc. Series B (f)	1,792,115	15,000
		18,881
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (f)	91,600	$ 1,963
Life Sciences Tools & Services - 0.0%
Fluidigm Corp.	481,170	1,925
TOTAL HEALTH CARE		22,769
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (f)	64,821	683
Software - 0.1%
Trion World Network, Inc. 8.00% (f)	602,295	3,307
TOTAL INFORMATION TECHNOLOGY		3,990
TOTAL CONVERTIBLE PREFERRED STOCKS		30,629
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (f)	809,262	3,693
TOTAL PREFERRED STOCKS (Cost $34,322)		34,322
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 1.92% (b)	768,093,918	768,094
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	56,276,850	56,277
TOTAL MONEY MARKET FUNDS (Cost $824,371)		824,371
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $9,661,031)		10,035,493
NET OTHER ASSETS - (0.7)%		(74,165)
NET ASSETS - 100%		$ 9,961,328
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $235,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,733,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
B2 Gold Corp.	10/24/07	$ 206
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Security	Acquisition Date	Acquisition Cost (000s)
Govi High Power Exploration, Inc. warrants 1/1/49	9/28/07	$ 5,500
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
Slide, Inc. Series D	1/14/08	$ 3,693
superDimension Ltd.	2/27/08 - 5/22/08	$ 1,963
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Trion World Network, Inc. 8.00%	8/22/08	$ 3,307
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24,067
Fidelity Securities Lending Cash Central Fund	1,901
Total	$ 25,968
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,035,493	$ 9,535,096	$ 458,875	$ 41,522
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 24,692
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(566)
Cost of Purchases	17,396
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 41,522

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $9,703,769,000. Net unrealized appreciation aggregated $331,724,000, of which $1,156,719,000 related to appreciated investment securities and $824,995,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Contrafund® -
Contrafund
Class K

September 30, 2008

1.807733.104

CON-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Distributors - 0.1%
LKQ Corp. (a)	2,057,800	$ 34,921
Diversified Consumer Services - 0.2%
K12, Inc.	98,138	2,601
Strayer Education, Inc.	484,300	96,986
		99,587
Hotels, Restaurants & Leisure - 2.2%
Ajisen (China) Holdings Ltd.	570,000	333
Cafe de Coral Holdings Ltd.	916,000	1,597
Chipotle Mexican Grill, Inc.:
Class A (a)(d)	2,415,750	134,050
Class B (a)	284,596	13,305
McDonald's Corp.	13,908,070	858,128
Sodexho Alliance SA	650,944	38,401
Tim Hortons, Inc. (d)(e)	10,198,032	302,168
Yum! Brands, Inc.	991,200	32,323
		1,380,305
Household Durables - 0.5%
Desarrolladora Homex Sab de CV sponsored ADR (a)(d)	973,200	43,035
Gafisa SA sponsored ADR (d)	6,069,995	155,999
Snap-On, Inc.	2,547,986	134,177
		333,211
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	3,446,508	250,768
HSN, Inc. (a)	1,117,386	12,302
Priceline.com, Inc. (a)	108,600	7,431
		270,501
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	775,900	26,939
Media - 2.6%
Comcast Corp.:
Class A	573,300	11,254
Class A (special) (non-vtg.)	474,700	9,361
Interpublic Group of Companies, Inc. (a)	3,701,300	28,685
Liberty Media Corp. - Entertainment Class A (a)	5,517,816	137,780
Marvel Entertainment, Inc. (a)(d)	618,600	21,119
Scripps Networks Interactive, Inc. Class A	2,691,192	97,717
Sirius XM Radio, Inc. (a)	10,827,300	6,172
The DIRECTV Group, Inc. (a)	5,284,500	138,295
The Walt Disney Co.	36,327,606	1,114,894
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Weinstein Co. Holdings, LLC Class A-1 (g)	41,234	$ 30,926
VisionChina Media, Inc. ADR (d)	1,128,900	16,606
		1,612,809
Multiline Retail - 0.0%
Dollar Tree, Inc. (a)	296,800	10,792
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A	555,000	21,895
Aeropostale, Inc. (a)	570,000	18,303
Gamestop Corp. Class A (a)	4,597,040	157,265
Gap, Inc.	420,800	7,482
H&M Hennes & Mauritz AB (B Shares)	188,900	7,733
J. Crew Group, Inc. (a)(d)(e)	6,234,704	178,125
Talbots, Inc. (d)	2,008,300	26,309
The Buckle, Inc. (d)	999,236	55,498
TJX Companies, Inc.	9,820,448	299,720
Urban Outfitters, Inc. (a)(d)	3,129,700	99,744
		872,074
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	300,000	7,512
Lululemon Athletica, Inc. (a)	884,211	20,363
NIKE, Inc. Class B	6,606,400	441,968
Polo Ralph Lauren Corp. Class A	109,700	7,310
True Religion Apparel, Inc. (a)(d)	796,900	20,600
Warnaco Group, Inc. (a)	433,100	19,615
		517,368
TOTAL CONSUMER DISCRETIONARY		5,158,507
CONSUMER STAPLES - 11.1%
Beverages - 3.5%
Boston Beer Co., Inc. Class A (a)	62,462	2,966
Coca-Cola FEMSA SAB de CV sponsored ADR	931,089	46,983
Diageo PLC sponsored ADR	805,100	55,439
Fomento Economico Mexicano SA de CV sponsored ADR	2,197,900	83,828
PepsiCo, Inc.	10,953,673	780,668
Pernod Ricard SA	745,100	65,613
The Coca-Cola Co.	21,536,691	1,138,860
		2,174,357
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	3,548,723	$ 230,419
Susser Holdings Corp. (a)(e)	1,441,800	21,714
Tesco PLC	24,806,537	172,544
Wal-Mart Stores, Inc.	500,000	29,945
Walgreen Co.	1,865,700	57,762
		512,384
Food Products - 2.6%
Cadbury PLC	6,987,300	70,675
Campbell Soup Co.	1,349,000	52,071
General Mills, Inc.	3,705,500	254,642
Groupe Danone	2,777,944	196,975
H.J. Heinz Co.	3,070,200	153,418
Kellogg Co.	3,547,434	199,011
Kraft Foods, Inc. Class A	6,999,700	229,240
Nestle SA (Reg.)	7,259,357	313,759
Ralcorp Holdings, Inc. (a)	487,100	32,835
TreeHouse Foods, Inc. (a)(e)	3,120,427	92,677
Wm. Wrigley Jr. Co.	748,510	59,432
		1,654,735
Household Products - 3.8%
Colgate-Palmolive Co.	8,666,411	653,014
Procter & Gamble Co.	24,279,970	1,692,071
		2,345,085
Personal Products - 0.2%
Avon Products, Inc.	464,700	19,318
Estee Lauder Companies, Inc. Class A	2,389,400	119,255
		138,573
Tobacco - 0.2%
Philip Morris International, Inc.	2,131,000	102,501
TOTAL CONSUMER STAPLES		6,927,635
ENERGY - 10.1%
Energy Equipment & Services - 2.8%
Schlumberger Ltd. (NY Shares)	15,116,415	1,180,441
Smith International, Inc.	8,567,779	502,415
Transocean, Inc. (a)	646,571	71,019
		1,753,875
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.3%
BG Group PLC sponsored ADR	1,208,500	$ 109,369
Birchcliff Energy Ltd. (a)	4,639,500	40,057
Canadian Natural Resources Ltd.	4,405,506	302,144
Canadian Oil Sands Trust	1,046,500	38,108
Chesapeake Energy Corp.	9,007,891	323,023
Devon Energy Corp.	827,000	75,422
EnCana Corp.	14,067,148	898,162
Energy Transfer Equity LP	357,073	7,766
EOG Resources, Inc.	5,223,129	467,261
Exxon Mobil Corp.	8,736,637	678,487
Hess Corp.	1,483,700	121,782
Ivanhoe Energy, Inc. (a)	6,504,200	8,983
Murphy Oil Corp.	1,660,200	106,485
Noble Energy, Inc.	8,261,836	459,275
Occidental Petroleum Corp.	1,287,902	90,733
Petroleo Brasileiro SA - Petrobras sponsored ADR	11,383,000	500,283
Petroplus Holdings AG (e)	4,141,422	158,434
Quicksilver Resources, Inc. (a)	683,200	13,411
Reliance Industries Ltd.	860,212	36,266
SandRidge Energy, Inc.	1,197,900	23,479
Southern Union Co.	395,200	8,161
Southwestern Energy Co. (a)	2,639,167	80,600
Whiting Petroleum Corp. (a)	149,200	10,632
		4,558,323
TOTAL ENERGY		6,312,198
FINANCIALS - 13.7%
Capital Markets - 1.5%
Bank of New York Mellon Corp.	2,729,418	88,924
BlackRock, Inc. Class A (d)	645,933	125,634
Charles Schwab Corp.	18,866,975	490,541
Franklin Resources, Inc.	140,400	12,373
Goldman Sachs Group, Inc.	1,169,700	149,722
Northern Trust Corp.	495,600	35,782
T. Rowe Price Group, Inc.	1,177,198	63,227
		966,203
Commercial Banks - 4.2%
Banco Bradesco SA (PN) sponsored ADR	3,348,050	53,904
Banco de Chile sponsored ADR	153,704	6,148
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Banco do Brasil SA	5,789,300	$ 68,108
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	3,383,500	59,211
Banco Santander SA sponsored ADR	8,487,300	127,479
Bank of China (H Shares)	154,250,000	59,777
Bank of Hawaii Corp.	251,626	13,449
Bank of Nova Scotia	1,218,300	54,940
Cullen/Frost Bankers, Inc.	354,258	21,255
HSBC Holdings PLC sponsored ADR	2,136,100	172,661
M&T Bank Corp. (d)	23,500	2,097
PNC Financial Services Group, Inc.	1,797,100	134,243
Royal Bank of Canada	1,970,200	93,475
Standard Chartered PLC (United Kingdom)	5,643,900	138,883
Toronto-Dominion Bank	1,900,000	114,386
U.S. Bancorp, Delaware	5,164,600	186,029
Uniao de Bancos Brasileiros SA (Unibanco) GDR	770,400	77,749
Wells Fargo & Co.	32,855,801	1,233,078
		2,616,872
Consumer Finance - 0.3%
American Express Co.	4,899,050	173,573
Capital One Financial Corp.	425,000	21,675
		195,248
Diversified Financial Services - 2.0%
Bank of America Corp.	4,737,300	165,806
BM&F BOVESPA SA	3,908,600	17,218
IntercontinentalExchange, Inc. (a)	100,000	8,068
JPMorgan Chase & Co.	22,476,000	1,049,629
MSCI, Inc. Class A	308,821	7,412
		1,248,133
Insurance - 5.6%
ACE Ltd.	3,384,178	183,186
Admiral Group PLC	3,808,822	70,046
Arch Capital Group Ltd. (a)	942,723	68,847
Assurant, Inc.	1,483,805	81,609
Axis Capital Holdings Ltd.	2,828,800	89,701
Berkshire Hathaway, Inc. Class A (a)	18,899	2,468,213
Everest Re Group Ltd.	8,920	772
Fairfax Financial Holdings Ltd.	128,322	41,127
Loews Corp.	1,180,684	46,625
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	6,904,900	$ 379,079
W.R. Berkley Corp.	1,556,500	36,656
		3,465,861
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	3,933,900	72,580
TOTAL FINANCIALS		8,564,897
HEALTH CARE - 15.3%
Biotechnology - 5.6%
Acorda Therapeutics, Inc. (a)	901,900	21,510
Alexion Pharmaceuticals, Inc. (a)	206,500	8,115
Amgen, Inc. (a)	670,000	39,711
Biogen Idec, Inc. (a)	1,029,500	51,774
BioMarin Pharmaceutical, Inc. (a)	296,100	7,844
Celgene Corp. (a)	4,199,204	265,726
CSL Ltd.	3,980,475	120,580
Genentech, Inc. (a)	20,397,649	1,808,864
Genmab AS (a)	747,800	42,866
Genzyme Corp. (a)	405,000	32,760
Gilead Sciences, Inc. (a)	18,866,094	859,917
GTx, Inc. (a)	1,158,428	22,033
MannKind Corp. (a)(d)(e)	7,676,769	29,633
MannKind Corp. warrants 8/3/10 (a)(g)	304,338	431
Martek Biosciences (a)	562,200	17,664
Medarex, Inc. (a)	5,718,903	37,001
Myriad Genetics, Inc. (a)	260,000	16,869
OSI Pharmaceuticals, Inc. (a)	204,800	10,095
Savient Pharmaceuticals, Inc. (a)(d)	2,709,900	40,405
Seattle Genetics, Inc. (a)	849,376	9,088
United Therapeutics Corp. (a)(d)	545,900	57,412
		3,500,298
Health Care Equipment & Supplies - 4.1%
Alcon, Inc.	2,617,200	422,704
Baxter International, Inc.	2,170,700	142,463
Becton, Dickinson & Co.	3,885,806	311,875
C.R. Bard, Inc.	2,623,340	248,876
China Medical Technologies, Inc. sponsored ADR (d)	1,186,425	38,654
Covidien Ltd.	7,783,600	418,446
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	5,327,074	$ 199,978
Edwards Lifesciences Corp. (a)	2,723,511	157,310
Gen-Probe, Inc. (a)	996,034	52,840
Intuitive Surgical, Inc. (a)	155,100	37,376
Medtronic, Inc.	1,474,400	73,867
Mindray Medical International Ltd. sponsored ADR	1,011,175	34,107
NuVasive, Inc. (a)	1,468,763	72,454
St. Jude Medical, Inc. (a)	2,124,600	92,399
Stryker Corp.	2,705,850	168,574
Varian Medical Systems, Inc. (a)	1,706,900	97,515
Zoll Medical Corp. (a)	267,144	8,741
		2,578,179
Health Care Providers & Services - 0.6%
Amedisys, Inc. (a)(d)	543,060	26,431
Genoptix, Inc. (e)	1,137,952	37,177
HealthSouth Corp. (a)	400,000	7,372
Henry Schein, Inc. (a)	582,900	31,383
Medco Health Solutions, Inc. (a)	6,121,187	275,453
		377,816
Life Sciences Tools & Services - 0.6%
Bruker BioSciences Corp. (a)	464,022	6,185
Covance, Inc. (a)	350,000	30,944
ICON PLC sponsored ADR	615,400	23,539
Illumina, Inc. (a)	709,840	28,770
Lonza Group AG	63,472	7,965
Medivation, Inc. (a)(d)	852,692	22,562
PAREXEL International Corp. (a)	673,900	19,314
Pharmaceutical Product Development, Inc.	13,700	566
QIAGEN NV (a)	1,375,600	27,141
Sequenom, Inc. (a)(d)	389,100	10,358
Techne Corp. (a)	1,085,241	78,268
Thermo Fisher Scientific, Inc. (a)	767,000	42,185
Waters Corp. (a)	982,581	57,167
		354,964
Pharmaceuticals - 4.4%
Abbott Laboratories	12,957,383	746,086
Bayer AG	845,632	61,910
Endo Pharmaceuticals Holdings, Inc. (a)	3,822,550	76,451
Johnson & Johnson	16,835,300	1,166,350
Merck & Co., Inc.	3,523,250	111,194
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	771,300	$ 40,755
Novo Nordisk AS Series B	1,914,825	99,246
Pronova BioPharma ASA	7,608,200	25,143
Roche Holding AG (participation certificate)	2,070,210	324,103
Teva Pharmaceutical Industries Ltd. sponsored ADR	988,100	45,245
Vivus, Inc. (a)(e)	4,159,373	33,025
Wyeth	1,027,821	37,968
		2,767,476
TOTAL HEALTH CARE		9,578,733
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.8%
AeroVironment, Inc. (a)	682,323	21,800
Lockheed Martin Corp.	4,165,013	456,777
Stanley, Inc. (a)	359,300	13,262
Teledyne Technologies, Inc. (a)	612,576	35,015
		526,854
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (d)	8,456,525	430,945
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	221,361	8,412
Covanta Holding Corp. (a)	2,523,690	60,417
		68,829
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)(e)	6,808,454	369,767
Electrical Equipment - 1.4%
ABB Ltd. sponsored ADR	147,700	2,865
Cooper Industries Ltd. Class A	13,302,841	531,448
Energy Conversion Devices, Inc. (a)(d)	1,679,200	97,813
First Solar, Inc. (a)	163,800	30,943
Q-Cells AG (a)	400,000	33,529
Roper Industries, Inc.	125,600	7,154
SolarWorld AG	211,000	8,878
Sunpower Corp. Class A (a)	345,200	24,485
Vestas Wind Systems AS (a)	1,381,100	120,521
		857,636
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
General Electric Co.	10,000	$ 255
Hutchison Whampoa Ltd.	2,818,000	21,644
		21,899
Machinery - 1.6%
Bucyrus International, Inc. Class A	52,400	2,341
Cummins, Inc.	58,290	2,548
Danaher Corp.	6,904,109	479,145
Deere & Co.	1,546,000	76,527
Flowserve Corp.	266,233	23,634
John Bean Technologies Corp. (a)	243,317	3,080
Kennametal, Inc.	783,998	21,262
PACCAR, Inc. (d)	7,730,641	295,233
SPX Corp.	833,797	64,202
		967,972
Professional Services - 0.1%
Dun & Bradstreet Corp.	194,300	18,334
FTI Consulting, Inc. (a)	140,000	10,114
Robert Half International, Inc.	1,199,200	29,680
Watson Wyatt Worldwide, Inc. Class A	200,900	9,991
		68,119
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	1,724,400	159,386
Canadian National Railway Co.	5,138,700	245,155
Norfolk Southern Corp.	732,381	48,491
		453,032
Trading Companies & Distributors - 0.1%
Fastenal Co. (d)	710,900	35,111
TOTAL INDUSTRIALS		3,800,164
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	6,823,200	153,931
Corning, Inc.	759,300	11,875
Nokia Corp. sponsored ADR	7,090,386	132,236
QUALCOMM, Inc.	16,841,238	723,668
Research In Motion Ltd. (a)	8,641,609	590,222
		1,611,932
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.2%
Apple, Inc. (a)	11,798,237	$ 1,340,988
Dell, Inc. (a)	9,871,000	162,674
Hewlett-Packard Co.	24,225,500	1,120,187
HTC Corp.	520,000	8,051
International Business Machines Corp.	4,909,300	574,192
Logitech International SA (a)	1,882,500	43,900
NCR Corp. (a)	1,096,800	24,184
		3,274,176
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A (e)	9,253,712	371,444
Flextronics International Ltd. (a)	550,100	3,895
FLIR Systems, Inc. (a)(e)	9,497,108	364,879
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,580,313	30,656
Itron, Inc. (a)	181,900	16,104
Mettler-Toledo International, Inc. (a)(e)	2,146,700	210,377
National Instruments Corp.	937,814	28,181
Tyco Electronics Ltd.	2,400,000	66,384
		1,091,920
Internet Software & Services - 4.1%
Constant Contact, Inc. (d)	1,247,671	21,298
Google, Inc. Class A (sub. vtg.) (a)	5,516,276	2,209,379
NHN Corp. (a)	303,218	38,894
Sohu.com, Inc. (a)(d)(e)	1,967,800	109,705
Telecity Group PLC	2,000,000	7,884
VeriSign, Inc. (a)	6,428,313	167,650
VistaPrint Ltd. (a)	399,775	13,129
		2,567,939
IT Services - 3.1%
Accenture Ltd. Class A	10,911,300	414,629
Alliance Data Systems Corp. (a)	439,500	27,856
CyberSource Corp. (a)	1,512,351	24,364
Fiserv, Inc. (a)	159,400	7,543
Hewitt Associates, Inc. Class A (a)	879,900	32,064
ManTech International Corp. Class A (a)	530,000	31,424
MasterCard, Inc. Class A	3,334,841	591,367
NeuStar, Inc. Class A (a)	351,800	6,997
Paychex, Inc. (d)	524,721	17,332
SRA International, Inc. Class A (a)	489,900	11,086
The Western Union Co.	8,236,668	203,199
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
VeriFone Holdings, Inc. (a)(d)	628,024	$ 10,388
Visa, Inc.	8,839,893	542,681
		1,920,930
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.	7,405,050	138,697
LDK Solar Co. Ltd. sponsored ADR (a)	182,900	5,491
Monolithic Power Systems, Inc. (a)	123,200	2,140
Powertech Technology, Inc.	2,767,600	6,140
Samsung Electronics Co. Ltd.	234,443	107,434
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,924,600	18,034
Xilinx, Inc.	401,400	9,413
		287,349
Software - 4.2%
Activision Blizzard, Inc. (a)	33,744,464	520,677
Adobe Systems, Inc. (a)	12,963,808	511,682
Ansys, Inc. (a)	563,338	21,334
Autonomy Corp. PLC (a)	2,259,553	41,957
BMC Software, Inc. (a)	3,456,750	98,967
CA, Inc.	1,507,500	30,090
CommVault Systems, Inc. (a)	884,059	10,653
Concur Technologies, Inc. (a)	2,127,600	81,402
McAfee, Inc. (a)	6,557,935	222,707
Nintendo Co. Ltd.	355,100	150,761
Oracle Corp. (a)	20,800,800	422,464
Quality Systems, Inc. (d)	900,985	38,076
Salesforce.com, Inc. (a)	4,322,582	209,213
Solera Holdings, Inc. (a)	556,723	15,989
Ubisoft Entertainment SA (a)	2,156,387	149,957
Ultimate Software Group, Inc. (a)(d)(e)	1,905,915	51,460
VMware, Inc. Class A (a)	1,432,300	38,156
		2,615,545
TOTAL INFORMATION TECHNOLOGY		13,369,791
MATERIALS - 6.1%
Chemicals - 1.7%
Agrium, Inc.	160,900	8,994
Ecolab, Inc.	4,753,363	230,633
Monsanto Co.	5,528,565	547,217
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Olin Corp.	360,400	$ 6,992
Praxair, Inc.	3,813,520	273,582
		1,067,418
Metals & Mining - 4.4%
Agnico-Eagle Mines Ltd.	3,450,700	188,356
Alcoa, Inc.	125,000	2,823
ArcelorMittal SA (NY Shares) Class A	186,129	9,191
B2Gold Corp.	98,200	46
B2Gold Corp. (f)	5,000,000	2,349
Barrick Gold Corp.	3,711,700	135,893
BHP Billiton Ltd. sponsored ADR	4,280,620	222,549
Eldorado Gold Corp. (a)	10,115,600	63,104
Fording Canadian Coal Trust	1,500,400	123,018
Franco-Nevada Corp. (e)	7,158,100	134,836
Freeport-McMoRan Copper & Gold, Inc. Class B	3,082,661	175,249
Gammon Gold, Inc. (a)	1,253,871	8,894
Gerdau SA sponsored ADR	6,234,000	69,197
Goldcorp, Inc.	21,854,083	687,200
Impala Platinum Holdings Ltd.	1,133,700	23,134
Ivanhoe Mines Ltd. (a)(e)	19,244,800	116,619
Kinross Gold Corp.	19,239,179	308,904
Newcrest Mining Ltd.	9,731,037	202,178
Nucor Corp.	82,500	3,259
POSCO sponsored ADR (d)	299,500	27,964
Randgold Resources Ltd. sponsored ADR	3,605,461	147,932
Red Back Mining, Inc. (a)(e)	14,556,500	87,662
Rio Tinto PLC (Reg.)	44,926	2,820
Silver Bear Resources, Inc. (e)	2,391,300	1,460
Silvercorp Metals, Inc.	770,400	2,258
United States Steel Corp.	61,600	4,781
		2,751,676
TOTAL MATERIALS		3,819,094
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV Series L sponsored ADR (a)	5,733,200	265,791
Bharti Airtel Ltd. (a)	8,533,414	145,203
		410,994
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.3%
Electric Utilities - 0.2%
E.ON AG sponsored ADR	2,671,600	$ 133,580
Exelon Corp.	21,100	1,321
FirstEnergy Corp.	32,100	2,150
FPL Group, Inc.	86,300	4,341
		141,392
Multi-Utilities - 0.1%
YTL Corp. Bhd	20,877,500	38,221
Water Utilities - 0.0%
YTL Power International BHD	1,426,628	736
TOTAL UTILITIES		180,349
TOTAL COMMON STOCKS (Cost $49,173,567)		58,122,362
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (g)	4,021,166	28,751
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (g)	698,064	14,960
Life Sciences Tools & Services - 0.1%
Fluidigm Corp.	4,389,865	17,559
TOTAL HEALTH CARE		32,519
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (g)	410,013	4,317
Software - 0.0%
Trion World Network, Inc. 8.00% (g)	3,950,196	21,691
TOTAL INFORMATION TECHNOLOGY		26,008
TOTAL CONVERTIBLE PREFERRED STOCKS		87,278
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Slide, Inc. Series D (g)	6,861,467	$ 31,308
TOTAL PREFERRED STOCKS (Cost $118,586)		118,586
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 1.92% (b)	4,330,444,937	4,330,445
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	332,873,154	332,873
TOTAL MONEY MARKET FUNDS (Cost $4,663,318)		4,663,318
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $53,955,471)		62,904,266
NET OTHER ASSETS - (0.7)%		(414,260)
NET ASSETS - 100%		$ 62,490,006
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,349,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $132,384,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
Slide, Inc. Series D	1/14/08	$ 31,308
superDimension Ltd.	2/27/08 - 5/22/08	$ 14,960
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Trion World Network, Inc. 8.00%	8/22/08	$ 21,691
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 124,571
Fidelity Securities Lending Cash Central Fund	14,186
Total	$ 138,757
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Activision, Inc.	$ 172,548	$ -	$ -	$ -	$ -
Amphenol Corp. Class A	380,392	45,481	-	402	371,444
Aruba Networks, Inc.	60,348	-	19,710	-	-
Bankrate, Inc.	57,083	30,462	48,632	-	-
California Pizza Kitchen, Inc.	24,851	-	16,354	-	-
CommVault Systems, Inc.	90,994	-	46,323	-	-
Constant Contact, Inc.	31,951	9,826	15,255	-	-
FLIR Systems, Inc.	230,479	81,904	9,964	-	364,879
Franco-Nevada Corp.	57,904	61,816	-	701	134,836
Genoptix, Inc.	-	37,177	-	-	37,177
Ivanhoe Mines Ltd.	180,740	28,012	-	-	116,619
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
J. Crew Group, Inc.	$ 285,015	$ 13,330	$ -	$ -	$ 178,125
Jacobs Engineering Group, Inc.	689,372	80,588	86,409	-	369,767
MannKind Corp.	52,987	3,718	589	-	29,633
Medarex, Inc.	70,594	-	10,028	-	-
Mettler-Toledo International, Inc.	140,384	97,258	-	-	210,377
NightHawk Radiology Holdings, Inc.	33,732	-	24,264	-	-
Petroplus Holdings AG	320,482	-	-	4,004	158,434
Red Back Mining, Inc.	43,667	67,680	-	-	87,662
Sapient Corp.	63,116	-	46,723	-	-
Silver Bear Resources, Inc.	6,739	-	-	-	1,460
Sohu.com, Inc.	-	145,340	-	-	109,705
Susser Holdings Corp.	29,557	-	-	-	21,714
Tim Hortons, Inc.	355,194	20,222	-	2,681	302,168
TreeHouse Foods, Inc.	71,725	17	-	-	92,677
Ultimate Software Group, Inc.	49,252	28,934	14,186	-	51,460
VeriFone Holdings, Inc.	156,026	11,639	103,754	-	-
VeriSign, Inc.	340,746	46,928	111,794	-	-
VistaPrint Ltd.	108,774	33,574	89,512	-	-
Vivus, Inc.	-	32,829	-	-	33,025
Total	$ 4,104,652	$ 876,735	$ 643,497	$ 7,788	$ 2,671,162
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 62,904,266	$ 59,602,876	$ 3,151,878	$ 149,512
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 58,793
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(10,309)
Cost of Purchases	101,028
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 149,512

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $54,196,544,000. Net unrealized appreciation aggregated $8,707,722,000, of which $12,383,630,000 related to appreciated investment securities and $3,675,908,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008